Notes to the income statement - Operating expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
Disposables	€ (943)	€ (920)
Energy and liquids	(479)	(460)
Patents	(257)	(227)
Studies	(42,847)	(20,530)
Maintenance	(459)	(521)
Fees	(1,945)	(2,129)
IT systems	(498)	(477)
Support costs (including taxes)	(343)	(355)
Personnel costs	(9,538)	(8,201)
Depreciation, amortization and provisions	(1,166)	(699)
Other operating expenses	(3,105)	(2,471)
Total operating expenses	(61,580)	(36,991)
Research and development costs
Operating expenses
Disposables	(943)	(920)
Energy and liquids	(479)	(368)
Patents	(257)	(227)
Studies	(42,847)	(20,530)
Maintenance	(459)	(466)
Fees	(61)	(103)
IT systems	(440)	(428)
Personnel costs	(7,065)	(5,891)
Depreciation, amortization and provisions	(1,061)	(594)
Other operating expenses	(450)	(340)
Total operating expenses	(54,062)	(29,866)
Marketing - Business development expenses
Operating expenses
Fees		(1)
IT systems	(9)	(7)
Personnel costs	(126)	(111)
Other operating expenses	(570)	(159)
Total operating expenses	(705)	(278)
General and administrative expenses
Operating expenses
Energy and liquids		(92)
Maintenance		(55)
Fees	(1,884)	(2,026)
IT systems	(50)	(42)
Support costs (including taxes)	(343)	(355)
Personnel costs	(2,347)	(2,198)
Depreciation, amortization and provisions	(104)	(105)
Other operating expenses	(2,084)	(1,973)
Total operating expenses	€ (6,812)	€ (6,847)